ACCOUNTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of accounts and other receivables
The following table summarizes the components of the Company's current and long-term accounts receivables:

	As of	As of
	December 31, 2020	December 31, 2019
Current:
Deferred consideration for the sale of Prestea (Note 5)	19,297	—
Gold sales receivable	174	1,206
Indirect taxes	1,579	3,649
Other	2,710	1,648
	23,759	6,503
Long-term:
Deferred consideration for the sale of Prestea (Note 5)	12,602	—
	12,602	—